Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense (Benefit)
A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rates is as follows (in thousands):

	Year ended December 31,	Three months ended December 31,	Year ended September 30,
	2019	2018	2018	2017
Net loss before taxes	$(139,008)	$(23,253)	$(52,031)	$(23,380)
U.K. statutory tax rate	19.0%	19.0%	19.0%	19.5%
Income tax benefit at U.K. statutory tax rate	(26,411)	(4,423)	(9,886)	(4,559)
Tax incentives / credits	(16,312)	(3,234)	(7,296)	(3,702)
Non-deductible expenses	4,048	127	1,553	609
Adjustments in respect of prior years	96	265	(13)	13
Operating losses	21,643	3,605	7,317	3,754
Tax on property, plant, equipment and intangibles	267	140	233	113
Other, net	1,510	915	812	119
Total income tax benefit	$(15,159)	$(2,605)	$(7,280)	$(3,653)
Current income tax benefit	(14,749)	(2,605)	(7,280)	(3,653)
Deferred income tax benefit	(410)	—	—	—

Effective rate of income tax	10.9%	11.2%	14.0%	15.6%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at December 31, 2019 and 2018 (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Other differences	$1,522	$2,870
Tax losses	19,624	7,851
Fixed assets	896	621
Total deferred tax assets	22,042	11,342
Valuation allowances	(21,632)	(11,342)
Net deferred tax asset (liability)	$410	$—